Total International Stock Market Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N -
PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	6,628,855	207,815
Vanguard Developed Markets Index Fund Admiral Shares	15,794,241	207,536
Vanguard Emerging Markets Stock Index F und Admiral Shares	3,627,197	130,108
Vanguard European Stock Index Admiral Shares	1,425,396	93,506
Vanguard Pacific Stock Index Admiral Shares	800,895	67,403
Vanguard FTSE All-World Ex-US Small-Cap Index Fund Admiral Shares	837,315	21,770
Vanguard FTSE Canada All Cap Index ETF	547,842	13,289
Total Investments (100.0%) (Cost $751,036)		741,427
Other Assets and Liabilities -Net (0.0%)		116
Net Assets (100%)		741,543
Cost rounded to $000.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At September 30, 2020, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. Futures Contracts: The portfolio uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market

Total International Stock Market Index Portfolio

value of each contract. Any securities pledged as initial margin for open contracts are noted in the
Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

The portfolio had no open futures contracts at September 30, 2020.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds					Sept. 30,
	2019		from		Change in		Capital Gain	2020
	Market	Purchases	Securities	Realized Net	Unrealized		Distributions	Market
	Value	at Cost	Sold	Gain (Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard
Market Liquidity
Fund	179	NA1	NA1	(1)	1	2	—	—
Vanguard
Developed
Markets Index
Fund	111,110	125,076	24,018	2,095	(6,727)	2,458	—	207,536
Vanguard
Emerging
Markets Stock
Index Fund	57,119	91,759	23,785	2,631	2,384	1,762	—	130,108
Vanguard
European Stock
Index Fund	52,231	61,598	16,153	1,904	(6,074)	1,423	—	93,506
Vanguard FTSE
Canada All Cap
Index ETF	4,942	7,876	—	—	471	245	—	13,289
Vanguard FTSE
All-World ex-US
Index Fund	111,024	121,991	22,057	1,544	(4,687)	2,624	—	207,815
Vanguard FTSE
All-World ex-US
Small-Cap
Index Fund	27,739	23,475	22,613	(5,195)	(1,636)	62	—	21,770
Vanguard
Pacific Stock
Index Fund	37,595	41,505	12,010	1,019	(706)	525	—	67,403

Total	401,939	473,280	120,636	3,997	(16,974)	9,101	—	741,427
1 Not applicable —purchases and sales are for temporary cash investment purposes.